Impairment testing (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Intangible assets other than goodwill	£ 10,100
Carrying Amount [Member]
Disclosure of subsidiaries [line items]
Intangible assets other than goodwill	£ 10,078	£ 14,195	£ 16,673
In-Process Research and Development ("IPRD") [Member]
Disclosure of subsidiaries [line items]
Remaining amortisation period	In process, not yet amortising
In-Process Research and Development ("IPRD") [Member] | Midatech Pharma (Wales) Limited (formerly Q Chip Limited) [Member]
Disclosure of subsidiaries [line items]
Remaining amortisation period	n/a in process	n/a in process	n/a in process
In-Process Research and Development ("IPRD") [Member] | Midatech Pharma (Wales) Limited (formerly Q Chip Limited) [Member] | Carrying Amount [Member]
Disclosure of subsidiaries [line items]
Intangible assets other than goodwill	£ 9,300	£ 9,300	£ 10,800
Product and Marketing Rights [Member]
Disclosure of subsidiaries [line items]
Remaining amortisation period	Between 2 and 12 years
Product and Marketing Rights [Member] | Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member]
Disclosure of subsidiaries [line items]
Remaining amortisation period	n/a	Between 1 and 3	Between 1 and 4
Product and Marketing Rights [Member] | Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member] | Carrying Amount [Member]
Disclosure of subsidiaries [line items]
Intangible assets other than goodwill		£ 1,995	£ 3,557
Product and Marketing Rights [Member] | Zuplenz [Member]
Disclosure of subsidiaries [line items]
Remaining amortisation period	n/a	11	12
Product and Marketing Rights [Member] | Zuplenz [Member] | Carrying Amount [Member]
Disclosure of subsidiaries [line items]
Intangible assets other than goodwill		£ 2,122	£ 2,316
Product and Marketing Rights [Member] | MTX110 acquired IPRD [Member]
Disclosure of subsidiaries [line items]
Remaining amortisation period	n/a in process	n/a in process
Product and Marketing Rights [Member] | MTX110 acquired IPRD [Member] | Carrying Amount [Member]
Disclosure of subsidiaries [line items]
Intangible assets other than goodwill	£ 778	£ 778